Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Noncancelable Minimum Payment Obligations Under Operating Lease

Future minimum annual lease payments under such leases were as follows as of December 31, 2020 (in thousands):

Operating leases:
2021	$564
2022	219
2023	105
2024	108
2025	61
Total undiscounted lease payments - operating leases	1,057
Less: imputed interest	(55)
Lease liability	1,002
Less: current portion of lease liability	(564)
Lease liability, less current portion	$438